T. ROWE PRICE DIVIDEND GROWTH FUND

March 31, 2019	(Unaudited)

Portfolio of Investments‡		Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 94.9%
COMMUNICATION SERVICES 3.9%
Diversified Telecommunication Services 1.0%
AT&T		3,365,887	105,554
			105,554
Entertainment 1.6%
Fox, Class A (1)(2)		475,400	17,452
Walt Disney		1,270,068	141,016
			158,468
Media 1.3%
Comcast, Class A		2,925,200	116,949
Omnicom Group (2)		249,700	18,226
			135,175
Total Communication Services			399,197
CONSUMER DISCRETIONARY 7.4%
Hotels, Restaurants & Leisure 3.5%
Carnival (2)		238,900	12,117
Hilton Worldwide Holdings		739,062	61,423
Marriott International, Class A		607,591	76,004
McDonald's		442,700	84,069
MGM Resorts International (2)		2,046,800	52,521
Yum! Brands		736,000	73,460
			359,594
Multiline Retail 1.2%
Dollar General		1,049,200	125,170
			125,170
Specialty Retail 2.2%
Home Depot		514,700	98,766
Ross Stores		993,100	92,457
Tractor Supply		364,400	35,624
			226,847

T. ROWE PRICE DIVIDEND GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Textiles, Apparel & Luxury Goods 0.5%
NIKE, Class B	521,000	43,873
		43,873
Total Consumer Discretionary		755,484
CONSUMER STAPLES 6.9%
Beverages 2.7%
Coca-Cola	956,600	44,826
Diageo (GBP)	1,230,106	50,339
Keurig Dr Pepper	1,060,780	29,670
PepsiCo	1,260,000	154,413
		279,248
Food & Staples Retailing 0.4%
Costco Wholesale	155,500	37,653
		37,653
Food Products 2.3%
McCormick (2)	277,000	41,725
Mondelez International, Class A	2,305,251	115,078
Nestle (CHF)	614,786	58,620
Tyson Foods, Class A	276,900	19,225
		234,648
Household Products 0.6%
Colgate-Palmolive	225,519	15,457
Kimberly-Clark	402,000	49,808
		65,265
Tobacco 0.9%
Philip Morris International	991,945	87,678
		87,678
Total Consumer Staples		704,492
ENERGY 3.8%
Energy Equipment & Services 0.2%
Schlumberger	547,000	23,833
		23,833

T. ROWE PRICE DIVIDEND GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)

Oil, Gas & Consumable Fuels 3.6%
EOG Resources	387,000	36,835
Exxon Mobil	1,723,900	139,291
Occidental Petroleum	1,570,900	103,993
TransCanada	1,882,800	84,613
		364,732
Total Energy		388,565
FINANCIALS 14.6%
Banks 5.6%
First Republic Bank	275,459	27,672
JPMorgan Chase	2,620,500	265,273
US Bancorp	2,634,400	126,952
Wells Fargo	3,215,500	155,373
		575,270
Capital Markets 3.0%
Bank of New York Mellon (2)	1,600,600	80,718
Charles Schwab	368,100	15,740
Morgan Stanley	385,400	16,264
S&P Global	281,700	59,312
State Street	942,600	62,032
TD Ameritrade Holding	1,519,615	75,966
		310,032
Consumer Finance 0.4%
American Express	380,100	41,545
		41,545
Insurance 5.6%
American International Group	1,032,000	44,438
Aon	605,200	103,308
Chubb	1,033,270	144,741
Marsh & McLennan	1,506,500	141,460
Progressive	898,200	64,751
Willis Towers Watson	411,400	72,262
		570,960
Total Financials		1,497,807

T. ROWE PRICE DIVIDEND GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
HEALTH CARE 18.2%
Health Care Equipment & Supplies 6.9%
Becton Dickinson & Company	848,096	211,795
Danaher	1,932,900	255,181
Medtronic	1,140,578	103,884
Stryker	700,900	138,442
		709,302
Health Care Providers & Services 3.6%
Cigna	359,550	57,823
CVS Health	981,888	52,953
UnitedHealth Group	1,020,900	252,428
		363,204
Life Sciences Tools & Services 3.0%
Agilent Technologies	1,321,300	106,206
Thermo Fisher Scientific	728,980	199,537
		305,743
Pharmaceuticals 4.7%
Johnson & Johnson	846,100	118,276
Merck	749,900	62,369
Pfizer	4,746,700	201,592
Zoetis	985,900	99,251
		481,488
Total Health Care		1,859,737
INDUSTRIALS & BUSINESS SERVICES 12.2%
Aerospace & Defense 1.6%
Boeing	183,800	70,105
Northrop Grumman	281,000	75,758
United Technologies	136,000	17,529
		163,392
Air Freight & Logistics 0.5%
CH Robinson Worldwide (2)	292,500	25,444
United Parcel Service, Class B	271,100	30,293
		55,737

T. ROWE PRICE DIVIDEND GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Airlines 0.3%
Alaska Air Group	524,200	29,418
		29,418
Commercial Services & Supplies 1.1%
Waste Connections	1,248,963	110,646
		110,646
Electrical Equipment 0.4%
Hubbell (2)	398,900	47,062
		47,062
Industrial Conglomerates 3.7%
General Electric	5,717,500	57,118
Honeywell International	948,200	150,688
Roper Technologies	491,500	168,078
		375,884
Machinery 2.6%
Fortive	1,079,800	90,584
Illinois Tool Works	636,500	91,357
PACCAR	532,200	36,264
Stanley Black & Decker	327,560	44,604
Wabtec (2)	25,360	1,870
		264,679
Professional Services 0.6%
Equifax	505,725	59,928
		59,928
Road & Rail 1.4%
JB Hunt Transport Services	492,600	49,896
Union Pacific	585,575	97,908
		147,804
Total Industrials & Business Services		1,254,550
INFORMATION TECHNOLOGY 15.5%
Communications Equipment 0.9%
Cisco Systems	1,639,800	88,533
		88,533

T. ROWE PRICE DIVIDEND GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Electronic Equipment, Instruments & Components 0.6%
TE Connectivity	803,100	64,850
		64,850
IT Services 6.5%
Accenture, Class A	978,500	172,235
Automatic Data Processing	509,800	81,435
Fidelity National Information Services	1,105,797	125,066
Visa, Class A (2)	1,840,000	287,390
		666,126
Semiconductors & Semiconductor Equipment 1.8%
Microchip Technology (2)	659,400	54,704
Texas Instruments	1,201,300	127,422
		182,126
Software 3.8%
Microsoft	3,283,000	387,197
		387,197
Technology Hardware, Storage & Peripherals 1.9%
Apple	1,045,900	198,669
		198,669
Total Information Technology		1,587,501
MATERIALS 4.8%
Chemicals 2.9%
Air Products & Chemicals	646,600	123,475
Ecolab	97,600	17,230
Linde	256,000	45,038
PPG Industries	177,400	20,023
RPM International	1,083,200	62,869
Sherwin-Williams	80,200	34,543
		303,178
Containers & Packaging 1.9%
Avery Dennison	463,300	52,353

T. ROWE PRICE DIVIDEND GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Ball	2,419,211	139,976
		192,329
Total Materials		495,507
REAL ESTATE 2.8%
Equity Real Estate Investment Trusts 2.8%
American Tower, REIT	698,800	137,705
Crown Castle International, REIT	879,347	112,556
Equity Residential, REIT	506,938	38,183
Total Real Estate		288,444
UTILITIES 4.8%
Electric Utilities 1.6%
Duke Energy	368,200	33,138
Eversource Energy	144,700	10,267
NextEra Energy	631,400	122,062
		165,467
Gas Utilities 1.1%
Atmos Energy	1,092,866	112,488
		112,488
Multi-Utilities 1.4%
DTE Energy	377,810	47,128
Sempra Energy (2)	768,188	96,684
		143,812
Water Utilities 0.7%
American Water Works	648,100	67,571
		67,571
Total Utilities		489,338
Total Common Stocks (Cost $5,961,426)		9,720,622

T. ROWE PRICE DIVIDEND GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 4.9%
Money Market Funds 4.9%
T. Rowe Price Government Reserve Fund, 2.49% (3)(4)	505,136,336	505,136
Total Short-Term Investments (Cost $505,136)		505,136
SECURITIES LENDING COLLATERAL 0.9%
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 0.9%
Short-Term Funds 0.9%
T. Rowe Price Short-Term Fund, 2.60% (3)(4)	8,910,839	89,109
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		89,109
Total Securities Lending Collateral (Cost $89,109)		89,109

Total Investments in Securities 100.7%
(Cost $6,555,671)		$10,314,867
Other Assets Less Liabilities (0.7)%		(74,740)
Net Assets 100.0%		$10,240,127

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2019.
(3) Seven-day yield
(4) Affiliated Companies
CHF Swiss Franc
GBP British Pound
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE DIVIDEND GROWTH FUND

Affiliated Companies

($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
		Net Realized Gain	Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—	$—	$2,920
T. Rowe Price Short-Term Fund		—	—	—++
Totals	$	—#	$—	$2,920+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/18	Cost	Cost	3/31/19
T. Rowe Price Government
Reserve Fund	$452,156	¤	¤ $	505,136
T. Rowe Price Short-Term
Fund	152,031	¤	¤	89,109
				$594,245^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).

++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.

+ Investment income comprised $2,920 of dividend income and $0 of interest income.

¤ Purchase and sale information not shown for cash management funds.

^ The cost basis of investments in affiliated companies was $594,245.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVIDEND GROWTH FUND

Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Dividend Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value

The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE DIVIDEND GROWTH FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also

T. ROWE PRICE DIVIDEND GROWTH FUND

consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):